MANAGING CAPITAL (Tables)	12 Months Ended
Dec. 31, 2021
MANAGING CAPITAL
Schedule of the capital for the company

	2021	2020	2019
2017 Convertible Notes	$—	$—	$5,400,189
2019 Convertible Notes	6,587,429	6,195,357	9,265,480
2020 Convertible notes, warrants and derivative warrant liabilities	1,828,831	1,522,054	—
2021 Derivative warrant liabilities	405,508	—	—
Equity	52,228,111	1,977,517	(14,445,765)
Capital	$61,049,879	$9,694,928	$219,904